Insurance contracts in the financial services segment - Summary of Amounts payable on demand (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of types of insurance contract [Abstract]
Amounts payable on demand	¥ 13,214,887	¥ 12,580,674
Carrying amount	¥ 12,642,981	¥ 12,870,195